Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Other comprehensive income (loss)	¥ (446)	$ 3	¥ 446
Convenience translation rate | (per share)	¥ 7.2993	$ 1
Expected credit loss	¥ 5,264	$ 721	1,196	¥ 9,801
Impairment on fixed assets	1,896
Impairment on long-term investments	10,503	1,439	100
Advertising costs	386	53
Underpayment taxes	100	15
Other comprehensive income and loss	(446)	(61)	446
Termination of right of use assets				¥ (1,750)
Commitments and contingencies			¥ 3,507
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years				3 years
VAT rate	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years				5 years
VAT rate	13.00%	13.00%